UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21798

UTOPIA FUNDS
(Exact name of registrant as specified in charter)

111 Cass Street, Traverse City, Michigan		49684
(Address of principal executive offices)		(Zip code)

Paul Sutherland 111 Cass Street, Traverse City, Michigan 49684
(Name and address of agent for service)

Registrant's telephone number, including area code:		231.929.4500

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2006

Item 1 – Schedule of Investments.

Schedule of Investments

Utopia Yield Income Fund

Schedule of Investments, December 31, 2006 (Unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (27.6%)
Agriculture (0.2%)
Cresud SA - ADR	2,175	$38,063

Apparel (0.4%)
Ocean Sky Intl Ltd. (1)	750,000	87,873

Auto Manufacturers (0.3%)
Showa Aircraft Industry Co. Ltd. (1)	7,000	79,725

Banks (1.7%)
Idaho Trust Bancorp * (1)(5)	9,500	88,825
Mitsubishi UFJ Financial Group Inc. - ADR	9,500	118,275
Mizuho Financial Group (1)	11	78,463
National Bancshares Inc. *	17,000	39,950
The Shikoku Bank Ltd. * (1)	10,000	38,042
Southern National Bancorp of Virginia Inc. *	400	6,640
The Tokushima Bank Ltd. (1)	6,000	35,497
		405,692
Beverages (0.2%)
Diedrich Coffee Inc. *	6,125	22,601
Ten Ren Tea Co Ltd.	24,000	20,881
		43,482
Building Materials (0.8%)
Dynasty Ceramic PCL (1)	262,000	94,601
ENDO Lighting Corp. * (1)	11,000	100,208
		194,809
Chemicals (1.4%)
Arkema - ADR *	7	358
Chemical Co. of Malaysia Bhd	15,300	14,224
Korea Polyol Co Ltd. (1)	1,555	88,712
Meghmani Organics Ltd. (1)	280,000	58,328
US BioEnergy Corp. *	2,600	44,200
Yip’s Chemical Holdings Ltd. (1)	303,400	143,156
		348,978
Commercial Services (0.0%) (7)
Franklin Covey Co. *	900	6,282

Computers (0.4%)
Lenovo Group Ltd. (1)	100,000	40,580
Springsoft Inc. (1)	27,000	45,432
		86,012
Distribution-Wholesale (0.3%)
China Hong Kong Photo	620,000	65,361

Diversified Financial Services (0.6%)
Guoco Group Ltd.	3,000	37,026
Netbank Inc.	10,600	49,184
SinoPac Fin Holdings Co. (1)	118,000	63,121
		149,331
Electrical Components & Equipment (1.4%)
Enel SpA (1)	5,500	56,685
FINETEC Corp. * (1)	2,000	31,236
Merix Corp. *	4,350	40,412
Terna Rete Elettrica Nazionale SpA (1)	23,900	80,895
Vestas Wind Systems * (1)	200	8,417
Viridis Clean Energy Group (1)	143,000	105,495
Xantrex Technology Inc. CN *	300	2,140
Xantrex Technology Inc. *	285	2,032
		327,312
Energy-Alternate Sources (0.2%)
Plambeck Neue Energien AG * (1)	15,900	45,745

Engineering & Construction (0.5%)
CH. Karnchang PCL (1)	482,900	127,581

Entertainment (0.8%)
Major Cineplex Group (1)	22,200	10,434
Tally-Ho Ventures * (2)	58,000	61,480
TMS Entertainment Ltd. (1)	26,000	88,462
Toei Co. Ltd. * (1)	6,000	32,429
		192,805
Environmental Control (0.1%)
Sinomem Technology Ltd. (1)	31,000	20,109

Food (0.5%)
Fyffes PLC (1)	23,300	54,910
Galaxy Nutritional Foods Inc. *	4,000	2,080
Koninklijke Wessanen NV (1)	1,400	18,916
Tofutti Brands Inc. *	11,325	34,541
		110,447
Healthcare Products (0.1%)
STERIS Corp.	1,325	33,350

Holding Companies (1.7%)
Babcock & Brown Wind Partners (1)	74,200	100,628
Bousted Holdings Berhad	159,200	87,091
Chuang’s China Investments Ltd. (1)	786,000	44,260
Chuang’s Consortium International Ltd. (1)	464,000	39,818
Grubb & Ellis Realty Advisors Inc. *	1,225	7,718
Hotung Investment Holdings Ltd. * (1)	260,000	35,074
India Hospitality Corp. *	12,500	75,000
KPC Holdings *	465	15,975
		405,564
Insurance (1.8%)
21st Century Holding Co.	1,675	39,781
Financial Industries Corp. *	22,529	171,220
Jerneh Asia BHD	8,700	5,031
Kurnia Asia BHD	179,000	56,825
Panin Insurance Tbk PT * (1)	1,000,000	31,507
Panin Life Tbk PT * (1)	1,700,000	31,167
Singapore Reinsurance (1)	582,000	111,866
		447,397
Internet (1.3%)
CS Loxinfo PCL (1)	408,000	42,696
Earthlink Inc. *	9,075	64,432
Kintera Inc. *	54,500	68,125
Pacific Internet Ltd. *	6,187	57,539
United Online Inc.	5,425	72,044
		304,836

Leisure Time (0.3%)
California WOW Xperience PCL (1)	64,071	13,395
Ducati Motor Holdings * (1)	25,000	30,302
HIS Co. Ltd. (1)	1,000	24,442
		68,139
Machinery-Diversified (0.4%)
ATS Automation Tooling Systems Inc. *	5,425	51,917
Tsudakoma Corp. (1)	18,000	44,776
		96,693
Media (0.6%)
Mondo TV SpA * (1)	3,300	94,964
Siam Sport Syndicate PCL (1)	18,800	1,408
Wegener NV (1)	3,000	43,439
Workpoint Entertainment (1)	8,000	4,989
		144,800
Medical Information Systems (0.0%) (7)
Pro Medicus Ltd. (1)	2,000	2,113

Mining (0.3%)
The Lanna Resources PCL (1)	87,000	28,286
Newmont Mining Corp.	1,200	54,180
		82,466

Miscellaneous Manufacturers (0.3%)
Cycle Country Accessories Corp. *	29,150	53,053
EganaGoldpfeil Ltd. (1)	22,000	12,432
		65,485
Oil Refining & Marketing (0.1%)
Neste Oil OYJ (1)	1,130	34,242

Oil&Gas (4.0%)
China Petroleum & Chemical Corp. - ADR	525	48,636
Cimarex Energy Co.	220	8,030
Crescent Point Energy Trust	6,100	92,064
Daylight Resources Trust	10,150	88,866
ENI SpA - ADR	875	58,870
Fairborne Energy Trust	11,350	101,709
Freehold Royalty Trust	6,700	85,089
Harvest Energy Trust	4,800	107,808
Paramount Energy Trust	9,600	102,079
PrimeWest Energy Trust	5,200	96,044
Singapore Petroleum Co. Ltd. (1)	21,000	59,620
Thai Oil Public Co. (1)	24,000	36,402
Transmeridian Exploration Inc. *	21,600	74,520
		959,737
Pharmaceuticals (0.5%)
C&O Pharmaceutical Technology Holdings Ltd. (1)	103,000	19,334
Hua Han Bio-Pharmaceutical	38,000	12,946
Natrol Inc. *	39,250	80,855
		113,135
Real Estate (2.6%)
Amanah Harta Tanah PNB 2 (1)	192,200	25,485
Amanah Harta Tanah PNB	53,200	11,385
AVJennings Homes Ltd. (1)	116,000	101,774
Blackrock *	8,000	5,491
Cheung Kong Holdings Ltd. (1)	6,000	73,706
Glomac Bhd (1)	60,000	20,553
Grubb & Ellis Co. *	4,450	51,264
Hemaraj Land & Development (1)	2,811,900	72,919
Kawasan Industri Jababeka Tbk PT (1)	2,800,000	48,327
Rojana Industrial Park PCL (1)	98,400	39,921
Ticon Industrial (1)	165,800	86,413
Wheelock & Co Ltd. (1)	45,000	85,270
		622,508
REITS (0.2%)
MCO CR-REIT (1)	6,590	51,405

Retail (0.6%)
Doutor Coffee Co. Ltd. (1)	2,200	36,036
Food Junction Holdings (1)	171,000	69,147
Matsuzakaya Holdings Co. Ltd. *	6,000	42,553
		147,736
Software (1.0%)
Data Systems Consulting Co. Ltd. (1)	45,094	47,319
EPIQ Systems Inc. *	2,950	50,062
IBA Healthcare Ltd. (1)	40,000	40,430
iSOFT Group PLC (1)	70,000	77,438
Tose Co. Ltd. * (1)	1,800	22,644
		237,893
Telecommunications (1.1%)
Chunghwa Telecom Co. - ADR	2,300	45,379
Chunghwa Telecom Co. (1)	31,000	57,603
Fastweb (1)	800	45,644
Longcheer Holdings Ltd. (1)	70,000	57,241
Shin Corp Pub Co Ltd. (1)	84,800	63,811
		269,678
Toys-Games-Hobbies (0.4%)
Action Products International *	38,500	60,445
Tecmo Ltd. (1)	6,000	46,085
		106,530

Transportation (0.5%)
Sakai Moving Service Co. Ltd. * (1)	1,050	26,471
Singapore Post Ltd. (1)	150,000	106,318
		132,789

TOTAL COMMON STOCKS (IDENTIFIED COST $6,300,008)		6,656,103

INVESTMENT COMPANIES (0.4%)
Closed-end Funds (0.4%)
Labrador Iron Ore Royalty Income Fund	475	10,102
MFS Intermediate Income Trust	7,295	44,791
Ticon Property Fund (1)	150,450	39,813
		94,706

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $94,747)		94,706

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
CONVERTIBLE BONDS (1.3%)
Healthcare Products (0.3%)
Bausch & Lomb (3)	6.048%	08/01/2023	$70,000	$81,268

Insurance (0.1%)
Horace Mann Educators Corp. (4)	1.425%	05/14/2032	49,000	22,724

Mining (0.7%)
Placer Dome Inc.	2.750%	10/15/2023	120,000	164,250

Semiconductors (0.2%)
ASM International NV	4.250%	12/06/2011	45,000	51,187

TOTAL CONVERTIBLE BONDS (IDENTIFIED COST $310,780)				319,429

CORPORATE BONDS (3.6%)
Banks (0.7%)
Barclays Bank PLC (3)	5.318%	03/30/2007	40,000	39,816
Kreditanstalt fuer Wiederaufbau (3)	8.125%	11/16/2021	90,000	88,200
Rabobank Nederland (4)	4.250%	11/12/2008	50,000	48,717
				176,733
Diversified Financial Services (0.3%)
Merrill Lynch & Co. Inc (3)	5.730%	03/24/2009	17,000	16,201
Toyota Motor Credit Corp. (3)	7.500%	10/31/2016	50,000	49,250
				65,451
Electrical Components & Equipment (0.2%)
Pacificorp	6.375%	05/15/2008	50,000	50,603

Finance-Investment Banking (1.8%)
BNP Paribas (3)	7.000%	09/28/2020	100,000	97,000
BNP Paribas SA (3)	7.000%	10/26/2021	85,000	83,406
Lehman Brothers Holdings (3)	7.000%	09/29/2021	270,000	257,850
				438,256
Foreign Corporate Bonds (0.6%)
Banks (0.3%)
Rabobank Nederland-GBP	4.625%	05/31/2012	40,000	75,733
Diversified Financial Services (0.3%)
General Electric Capital Corp.-CHF	3.875%	05/07/2014	80,000	70,150

TOTAL CORPORATE BONDS (IDENTIFIED COST $866,569)				876,926

GOVERNMENT BONDS (34.5%)
Foreign Bonds & Notes (3.0%)
Deutschland Inflation Linked	1.500%	04/15/2016	76,209	97,891
Norway Government	5.000%	05/15/2015	246,000	41,091
Singapore Government	4.375%	01/15/2009	220,000	147,364
Singapore Government	4.000%	09/01/2018	160,000	113,716
Singapore Government	3.250%	09/01/2020	160,000	105,359
Swiss Government	3.500%	08/07/2010	170,000	144,301
United Kingdom Gilt	4.000%	03/07/2009	38,000	72,628
				722,350
U.S. Treasury Bonds & Notes (31.5%)
U.S. Treasury Bond	13.250%	05/15/2014	835,000	992,182
U.S. Treasury Bond	10.625%	08/15/2015	750,000	1,060,898
U.S. Treasury Inflation Indexed Bond	4.250%	01/15/2010	900,023	947,274
U.S. Treasury Inflation Indexed Bond (6)	2.375%	01/15/2025	176,738	175,958
U.S. Treasury Inflation Indexed Bond	2.000%	01/15/2026	762,563	717,166
U.S. Treasury Inflation Indexed Note	3.375%	01/15/2007	203,829	203,550
U.S. Treasury Inflation Indexed Note	3.625%	01/15/2008	936,998	947,323
U.S. Treasury Inflation Indexed Note	3.875%	01/15/2009	800,241	822,248
U.S. Treasury Inflation Indexed Note (6)	0.875%	04/15/2010	985,847	934,629
U.S. Treasury Inflation Indexed Note (6)	1.625%	01/15/2015	835,054	786,277
				7,587,505

TOTAL GOVERNMENT BONDS (IDENTIFIED COST $8,272,715)				8,309,855

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
REVERSE CONVERTIBLE BONDS (1.5%)
Gold Mining (0.4%)
Barclays Bank PLC - Meridian Gold	13.250%	09/28/2007	100,000	99,360

Metal - Aluminum (0.4%)
Barclays Bank PLC - Alcoa Inc.	9.000%	10/31/2007	85,000	83,955

Oil & Gas Drilling (0.4%)
Barclays Bank PLC - Diamond Offshore Drilling	13.000%	10/26/2007	85,000	85,289

Oil Comp - Integrated (0.3%)
Barclays Bank PLC - Marathon Oil Corp.	9.500%	11/30/2007	85,000	83,436

TOTAL REVERSE CONVERTIBLE BONDS (IDENTIFIED COST $356,540)				352,040

DESCRIPTION	SHARES	VALUE
PREFERRED STOCKS (0.8%)
Oil&Gas (0.4%)
GMX Resources Inc. *	3,200	$85,888

REITS (0.3%)
Trustreet Properties Inc. *	3,300	82,467

Software (0.1%)
Interactive Voice, Data, and Fax Inc. * (1)(5)	2,000	26,560

TOTAL PREFERRED STOCKS (IDENTIFIED COST $190,786)		194,915

	EXERCISE	EXPIRATION
DESCRIPTION	PRICE	DATE	CONTRACTS	VALUE
PURCHASED OPTIONS (0.3%)
Call Options (0.3%)
CBOE SPX Volatility *	$10.00	05/16/2007	135	$70,875

Put Options (0.0%) (7)
AvalonBay Communities Inc. *	125.00	01/20/2007	12	810
Big Lots Inc. *	20.00	04/21/2007	20	1,400
iShares MSCI Emerging Markets Index Fund *	100.00	01/20/2007	80	1,600
Regional Bank Holders *	150.00	01/20/2007	20	250
Regional Bank Holders *	155.00	02/14/2007	15	1,387
				5,447

TOTAL PURCHASED OPTIONS (IDENTIFIED COST $193,838)				76,323

DESCRIPTION	SHARES	VALUE
WARRANTS (0.1%)
Holding Companies (0.1%)
India Hospitality Corp. Warrants *	25,000	$21,250

Toys-Games-Hobbies (0.0%) (7)
Action Products International Warrants * (1)(5)	105	6

TOTAL WARRANTS (IDENTIFIED COST $8,750)		21,256

DESCRIPTION	SHARES	VALUE
MONEY MARKET (3.0%)
Northern Institutional Fund - Diversified Asset Portfolio	731,810	$731,810

TOTAL MONEY MARKET (IDENTIFIED COST $731,810)		731,810

TOTAL INVESTMENTS (73.1%) (IDENTIFIED COST $17,326,543)		17,633,363

TOTAL OTHER ASSETS LESS LIABILITIES (26.9%)		6,474,164

TOTAL NET ASSETS (100.0%)		$24,107,527

Schedule of Securities Sold Short

	Shares	Value
Apple Computer Inc. *	(800)	(67,872)
Chicago Mercantile Exchange Holdings Inc.	(75)	(38,231)
General Motors Corp.	(1,000)	(30,720)
Regional Bank Holders	(2,400)	(387,912)
iShares FTSE/Xinhua China 25 Index Fund	(500)	(55,725)
Retail HOLDRs Trust	(1,700)	(168,895)
Templeton Russia and Eastern European Fund Inc.	(450)	(39,285)
Vanguard Emerging Markets ETF	(100)	(7,739)

Total Securities Sold Short (Proceeds $767,954)		(796,379)

Schedule of Restricted and Illiquid Securities

Description	Principal Amount/Shares	Acquisition Date	Market Value	Value as a % of Net Assets

Action Products International Warrants *(1)(5)	105	1/10/2006	6	0.0%
Idaho Trust Bancorp (1)(5)	9,500	8/30/2006	88,825	0.4%
Interactive Voice, Data, and Fax Inc. (1)(5)	2,000	9/14/2006	26,560	0.1%
Tally-Ho Ventures (2)	55,000	5/26/2006	58,300	0.2%
Tally-Ho Ventures (2)	3,000	7/11/2006	3,180	0.0%
			176,871	0.7%

(1)	Fair valued security under procedures established by the Fund’s Board of Trustees. Total market value of fair valued securities as of December 31, 2006 is $3,979,377.
(2)

These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance to Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. This security is considered liquid by the investment advisor.

(3)	Represents a variable or increasing rate security. Rate disclosed is as of December 31, 2006.
(4)	Represents a step bond. Rate disclosed is as of December 31, 2006.
(5)	This security is considered illiquid by the investment advisor.
(6)	A Portion of this security has been segregated to be used as collateral for securities sold short.
(7)	Less than 0.05% of Total Net Assets.

ADR - American Depositary Receipt

PLC - Public Limited  Company

REIT - Real Estate Investment Trust

PNB - Permodalan Nasional Berhad

GBP - Pound Sterling

CHF - Swiss Franc

CN - Canadian Exchange

See Notes to Financial Statements

Country Breakdown as a Percentage of Net Assets

Argentina	0.2%
Australia	1.5%
Canada	2.9%
Cayman Islands	0.4%
China	0.2%
Denmark	0.0%
Finland	0.1%
France	0.4%
Germany	0.6%
Great Britain	2.2%
Hong Kong	2.1%
India	0.2%
Indonesia	0.5%
Ireland	0.3%
Italy	1.5%
Japan	3.4%
Malaysia	0.9%
Netherlands	0.8%
Norway	0.2%
Singapore	4.0%
South Korea	0.8%
Switzerland	0.6%
Taiwan	1.3%
Thailand	2.7%
United States	42.3%
Total Other Assets Less Liabilities	29.9%
Total Net Assets	100.0%

Schedule of Investments

Utopia Core Conservative Fund

Schedule of Investments, December 31, 2006 (Unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (38.2%)
Agriculture (0.3%)
Cresud SA - ADR	8,450	$147,875

Apparel (0.4%)
Ocean Sky Intl Ltd. (1)	1,975,000	231,398

Auto Manufacturers (0.4%)
Showa Aircraft Industry Co. Ltd. (1)	21,000	239,175

Banks (2.2%)
Idaho Trust Bancorp * (1)(5)	28,500	266,475
Mitsubishi UFJ Financial Group Inc. - ADR	24,500	305,025
Mizuho Financial Group (1)	27	192,590
National Bancshares Inc. *	64,000	150,400
The Shikoku Bank Ltd. * (1)	38,000	144,561
Southern National Bancorp of Virginia Inc. *	1,625	26,975
The Tokushima Bank Ltd. (1)	23,000	136,074
		1,222,100
Beverages (0.3%)
Diedrich Coffee Inc. *	20,505	75,663
Ten Ren Tea Co Ltd.	92,000	80,043
		155,706
Building Materials (0.9%)
Dynasty Ceramic PCL (1)	690,000	249,140
ENDO Lighting Corp. * (1)	30,800	280,582
		529,722
Chemicals (1.9%)
Arkema - ADR *	12	614
Chemical Co. of Malaysia Bhd	41,500	38,583
Korea Polyol Co Ltd. (1)	4,798	273,722
Meghmani Organics Ltd. (1)	1,317,000	274,348
US BioEnergy Corp. *	9,750	165,750
Yip’s Chemical Holdings Ltd. (1)	709,600	334,817
		1,087,834
Commercial Services (0.0%) (7)
Franklin Covey Co. *	3,025	21,114

Computers (0.8%)
Lenovo Group Ltd. (1)	620,000	251,593
Springsoft Inc. (1)	106,000	178,365
		429,958
Distribution-Wholesale (0.5%)
China Hong Kong Photo	2,472,000	260,602

Diversified Financial Services (1.0%)
Guoco Group Ltd.	13,000	160,447
Netbank Inc.	38,100	176,784
SinoPac Fin Holdings Co. (1)	404,000	216,109
		553,340
Electrical Components & Equipment (1.9%)
Enel SpA (1)	17,800	183,453
FINETEC Corp. * (1)	7,800	121,821
Merix Corp. *	16,839	156,434
Terna Rete Elettrica Nazionale SpA (1)	73,000	247,085
Vestas Wind Systems * (1)	800	33,668
Viridis Clean Energy Group (1)	403,000	297,303
Xantrex Technology Inc. CN *	1,050	7,491
Xantrex Technology Inc. *	1,715	12,228
		1,059,483
Energy-Alternate Sources (0.3%)
Plambeck Neue Energien AG * (1)	63,000	181,253

Engineering & Construction (0.6%)
CH. Karnchang PCL (1)	1,268,900	335,240

Entertainment (1.1%)
Major Cineplex Group (1)	49,700	23,359
Tally-Ho Ventures * (2)	195,500	207,230
TMS Entertainment Ltd. (1)	82,000	278,994
Toei Co. Ltd. * (1)	24,000	129,716
		639,299
Environmental Control (0.1%)
Sinomem Technology Ltd. (1)	81,000	52,542

Food (0.7%)
Fyffes PLC (1)	80,300	189,241
Galaxy Nutritional Foods Inc. *	31,314	16,283
Koninklijke Wessanen NV (1)	6,400	86,472
Tofutti Brands Inc. *	40,375	123,144
		415,140
Healthcare Products (0.2%)
STERIS Corp.	4,125	103,826

Holding Companies (2.2%)
Babcock & Brown Wind Partners (1)	190,000	257,674
Bousted Holdings Berhad	420,400	229,981
Chuang’s China Investments Ltd. (1)	3,269,000	184,079
Chuang’s Consortium International Ltd. (1)	1,780,000	152,752
Grubb & Ellis Realty Advisors Inc. *	3,202	20,172
Hotung Investment Holdings Ltd. * (1)	1,018,000	137,328
India Hospitality Corp. *	31,000	186,000
KPC Holdings *	1,482	50,914
		1,218,900
Insurance (2.3%)
21st Century Holding Co.	5,275	125,281
Financial Industries Corp. *	58,532	444,843
Jerneh Asia BHD	26,500	15,323
Kurnia Asia BHD	635,000	201,588
Panin Insurance Tbk PT * (1)	3,400,000	107,125
Panin Life Tbk PT * (1)	5,700,000	104,500
Singapore Reinsurance (1)	1,446,000	277,934
		1,276,594
Internet (1.7%)
CS Loxinfo PCL (1)	1,206,200	126,224
Earthlink Inc. *	31,150	221,165
Kintera Inc. *	185,000	231,250
Pacific Internet Ltd. *	18,800	174,840
United Online Inc.	16,825	223,436
		976,915

Leisure Time (0.4%)
California WOW Xperience PCL (1)	209,084	43,713
Ducati Motor Holdings * (1)	84,000	101,814
HIS Co. Ltd. (1)	3,500	85,549
		231,076
Machinery-Diversified (0.6%)
ATS Automation Tooling Systems Inc. *	19,050	182,307
Tsudakoma Corp. (1)	52,000	129,353
		311,660
Media (0.8%)
Mondo TV SpA * (1)	9,650	277,698
Siam Sport Syndicate PCL (1)	73,600	5,512
Wegener NV (1)	11,300	163,619
Workpoint Entertainment (1)	31,000	19,334
		466,163
Medical Information Systems (0.0%) (7)
Pro Medicus Ltd. (1)	6,000	6,340

Mining (0.5%)
The Lanna Resources PCL (1)	333,000	108,266
Newmont Mining Corp.	3,275	147,866
		256,132
Miscellaneous Manufacturers (0.4%)
Cycle Country Accessories Corp. *	104,275	189,781
EganaGoldpfeil Ltd. (1)	84,000	47,466
		237,247
Oil Refining & Marketing (0.2%)
Neste Oil OYJ (1)	4,210	127,575

Oil&Gas (5.1%)
China Petroleum & Chemical Corp. - ADR	1,575	145,908
Cimarex Energy Co.	700	25,550
Crescent Point Energy Trust	15,900	239,969
Daylight Resources Trust	26,050	228,076
ENI SpA - ADR	4,750	319,580
Fairborne Energy Trust	29,450	263,905
Freehold Royalty Trust	17,500	222,249
Harvest Energy Trust	14,275	320,617
Paramount Energy Trust	29,850	317,403
PrimeWest Energy Trust	15,100	278,897
Singapore Petroleum Co. Ltd. (1)	62,000	176,021
Thai Oil Public Co. (1)	68,400	103,744
Transmeridian Exploration Inc. *	66,200	228,390
		2,870,309
Pharmaceuticals (0.7%)
C&O Pharmaceutical Technology Holdings Ltd. (1)	373,000	70,016
Hua Han Bio-Pharmaceutical	138,000	47,015
Natrol Inc. *	130,650	269,139
		386,170
Real Estate (3.5%)
Amanah Harta Tanah PNB 2 (1)	529,626	70,227
Amanah Harta Tanah PNB	106,600	22,813
AVJennings Homes Ltd. (1)	313,500	275,052
Blackrock *	30,000	20,593
Cheung Kong Holdings Ltd. (1)	22,000	270,254
Glomac Bhd (1)	239,000	81,868
Grubb & Ellis Co. *	16,500	190,080
Hemaraj Land & Development (1)	8,745,200	226,783
Kawasan Industri Jababeka Tbk PT (1)	10,700,000	184,679
Rojana Industrial Park PCL (1)	359,900	146,012
Ticon Industrial (1)	558,700	291,188
Wheelock & Co Ltd. (1)	112,000	212,227
		1,991,776
REITS (0.3%)
MCO CR-REIT (1)	22,350	174,341

Retail (1.0%)
Doutor Coffee Co. Ltd. (1)	8,400	137,591
Food Junction Holdings (1)	624,000	252,326
Matsuzakaya Holdings Co. Ltd. *	23,000	163,119
		553,036
Software (1.6%)
Data Systems Consulting Co. Ltd. (1)	174,751	183,373
EPIQ Systems Inc. *	9,600	162,912
IBA Healthcare Ltd. (1)	245,500	248,141
iSOFT Group PLC (1)	180,000	199,127
Tose Co. Ltd. * (1)	6,200	77,997
		871,550
Telecommunications (1.8%)
Chunghwa Telecom Co. - ADR	6,200	122,326
Chunghwa Telecom Co. (1)	108,000	200,682
Fastweb (1)	5,050	288,125
Longcheer Holdings Ltd. (1)	250,000	204,434
Shin Corp Pub Co Ltd. (1)	250,700	188,648
		1,004,215
Toys-Games-Hobbies (0.8%)
Action Products International *	175,200	275,064
Tecmo Ltd. (1)	20,000	153,617
		428,681

Transportation (0.7%)
Sakai Moving Service Co. Ltd. * (1)	4,225	106,515
Singapore Post Ltd. (1)	409,000	289,894
		396,409

TOTAL COMMON STOCKS (IDENTIFIED COST $20,172,666)		21,450,697

INVESTMENT COMPANIES (0.4%)
Closed-end Funds (0.4%)
Labrador Iron Ore Royalty Income Fund	1,150	24,456
MFS Intermediate Income Trust	18,255	112,086
Ticon Property Fund (1)	413,500	109,424
		245,966

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $246,387)		245,966

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
CONVERTIBLE BONDS (1.6%)
Healthcare Products (0.4%)
Bausch & Lomb (3)	6.048%	08/01/2023	$190,000	$220,584

Insurance (0.1%)
Horace Mann Educators Corp. (4)	1.425%	05/14/2032	125,000	57,969

Mining (0.8%)
Placer Dome Inc.	2.750%	10/15/2023	315,000	431,156

Semiconductors (0.3%)
ASM International NV	4.250%	12/06/2011	165,000	187,688

TOTAL CONVERTIBLE BONDS (IDENTIFIED COST $868,309)				897,397

CORPORATE BONDS (3.7%)
Banks (0.8%)
Barclays Bank PLC (3)	5.318%	03/30/2007	105,000	104,516
Kreditanstalt fuer Wiederaufbau (3)	8.125%	11/16/2021	235,000	230,300
Rabobank Nederland (4)	4.250%	11/12/2008	130,000	126,665
				461,481
Diversified Financial Services (0.4%)
Merrill Lynch & Co. Inc (3)	5.730%	03/24/2009	43,000	40,979
Toyota Motor Credit Corp. (3)	7.500%	10/31/2016	200,000	197,000
				237,979
Electrical Components & Equipment (0.2%)
Pacificorp	6.375%	05/15/2008	100,000	101,206

Finance-Investment Banking (1.6%)
BNP Paribas SA (3)	7.000%	10/26/2021	225,000	220,781
Lehman Brothers Holdings (3)	7.000%	09/29/2021	730,000	697,150
				917,931
Foreign Corporate Bonds (0.7%)
Banks (0.4%)
Rabobank Nederland-GBP	4.625%	05/31/2012	98,000	185,547
Diversified Financial Services (0.3%)
General Electric Capital Corp.-CHF	3.875%	05/07/2014	210,000	184,143

TOTAL CORPORATE BONDS (IDENTIFIED COST $2,066,538)				2,088,287

GOVERNMENT BONDS (36.9%)
Foreign Bonds & Notes (3.3%)
Deutschland Inflation Linked	1.500%	04/15/2016	187,982	241,465
Norway Government	5.000%	05/15/2015	640,000	106,904
Singapore Government	4.375%	01/15/2009	585,000	391,853
Singapore Government	4.000%	09/01/2018	390,000	277,181

Singapore Government	3.250%	09/01/2020	395,000	260,106
Swiss Government	3.500%	08/07/2010	445,000	377,730
United Kingdom Gilt	4.000%	03/07/2009	103,000	196,860
				1,852,099
U.S. Treasury Bonds & Notes (33.6%)
U.S. Treasury Bond	13.250%	05/15/2014	2,045,000	2,429,955
U.S. Treasury Bond	10.625%	08/15/2015	1,500,000	2,121,796
U.S. Treasury Inflation Indexed Bond	4.250%	01/15/2010	2,310,058	2,431,336
U.S. Treasury Inflation Indexed Bond (6)	2.375%	01/15/2025	423,100	421,233
U.S. Treasury Inflation Indexed Bond	2.000%	01/15/2026	1,896,239	1,783,354
U.S. Treasury Inflation Indexed Note	3.375%	01/15/2007	573,269	572,485
U.S. Treasury Inflation Indexed Note	3.625%	01/15/2008	2,473,673	2,500,933
U.S. Treasury Inflation Indexed Note	3.875%	01/15/2009	2,154,495	2,213,744
U.S. Treasury Inflation Indexed Note (6)	0.875%	04/15/2010	2,637,806	2,500,763
U.S. Treasury Inflation Indexed Note (6)	1.625%	01/15/2015	2,061,209	1,940,810
				18,916,409

TOTAL GOVERNMENT BONDS (IDENTIFIED COST $20,684,434)				20,768,508

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
REVERSE CONVERTIBLE BONDS (1.3%)
Gold Mining (0.3%)
Barclays Bank PLC - Meridian Gold	13.250%	09/28/2007	200,000	198,720

Metal - Aluminum (0.4%)
Barclays Bank PLC - Alcoa Inc.	9.000%	10/31/2007	225,000	222,233

Oil & Gas Drilling (0.3%)
Barclays Bank PLC - Diamond Offshore Drilling	13.000%	10/26/2007	175,000	175,595

Oil Comp - Integrated (0.3%)
Barclays Bank PLC - Marathon Oil Corp.	9.500%	11/30/2007	150,000	147,240

TOTAL REVERSE CONVERTIBLE BONDS (IDENTIFIED COST $753,583)				743,788

DESCRIPTION	SHARES	VALUE
PREFERRED STOCKS (1.0%)
Oil&Gas (0.4%)
GMX Resources Inc. *	8,100	$217,404

REITS (0.4%)
Trustreet Properties Inc. *	8,500	212,415

Software (0.2%)
Interactive Voice, Data, and Fax Inc. * (1)(5)	8,300	110,224

TOTAL PREFERRED STOCKS (IDENTIFIED COST $533,322)		540,043

	EXERCISE	EXPIRATION
DESCRIPTION	PRICE	DATE	CONTRACTS	VALUE
PURCHASED OPTIONS (0.5%)
Call Options (0.5%)
CBOE SPX Volatility *	$10.00	05/16/2007	480	$252,000

Put Options (0.0%) (7)
AvalonBay Communities Inc. *	125.00	01/20/2007	42	2,835
Big Lots Inc. *	20.00	04/21/2007	40	2,800
iShares MSCI Emerging Markets Index Fund *	100.00	01/20/2007	200	4,000
Regional Bank Holders *	150.00	01/20/2007	40	500
Regional Bank Holders *	155.00	02/14/2007	30	2,775
				12,910

TOTAL PURCHASED OPTIONS (IDENTIFIED COST $557,531)				264,910

DESCRIPTION	SHARES	VALUE
WARRANTS (0.1%)
Holding Companies (0.1%)
India Hospitality Corp. Warrants *	62,000	$52,700

Toys-Games-Hobbies (0.0%) (7)
Action Products International Warrants * (1)(5)	215	12

TOTAL WARRANTS (IDENTIFIED COST $21,700)		52,712

DESCRIPTION	SHARES	VALUE
MONEY MARKET (0.6%)
Northern Institutional Fund - Diversified Asset Portfolio	353,252	$353,252

TOTAL MONEY MARKET (IDENTIFIED COST $353,252)		353,252

TOTAL INVESTMENTS (84.3%) (IDENTIFIED COST $46,257,722)		47,405,559

TOTAL OTHER ASSETS LESS LIABILITIES (15.7%)		8,835,397

TOTAL NET ASSETS (100.0%)		$56,240,956

Schedule of Securities Sold Short

	Shares	Value
Apple Computer Inc. *	(2,850)	(241,794)
Cache Inc. *	(3,000)	(75,720)
Casual Male Retail Group Inc. *	(5,150)	(67,207)
Chicago Mercantile Exchange Holdings Inc.	(350)	(178,412)
China Life Insurance Co. Ltd. - ADR	(7,627)	(385,222)
E*Trade Financial Corp. *	(3,025)	(67,821)
General Motors Corp.	(5,100)	(156,672)
Goldman Sachs Group Inc.	(350)	(69,773)
Hewlett-Packard Co.	(1,900)	(78,261)
Home Depot Inc.	(1,950)	(78,312)
JC Penney Co. Inc.	(900)	(69,624)
Kohl’s Corp. *	(1,050)	(71,852)
Lazard Ltd.	(1,600)	(75,744)
Ltd. Brands Inc.	(2,300)	(66,562)
Piper Jaffray Cos *	(1,150)	(74,922)
Regional Bank Holders	(2,650)	(428,319)
TD Ameritrade Holding Corp.	(4,100)	(66,338)
iShares FTSE/Xinhua China 25 Index Fund	(2,600)	(289,770)
Retail HOLDRs Trust	(3,500)	(347,725)
Templeton Russia and Eastern European Fund Inc.	(1,750)	(152,775)
Vanguard Emerging Markets ETF	(500)	(38,695)

Total Securities Sold Short (Proceeds $2,910,362)		(3,081,520)

Schedule of Restricted and Illiquid Securities

Description	Principal Amount/Shares	Acquisition Date	Market Value	Value as a % of Net Assets

Action Products International Warrants *(1)(5)	215	1/10/2006	12	0.0%
Idaho Trust Bancorp (1)(5)	28,500	8/30/2006	266,475	0.4%
Interactive Voice, Data, and Fax Inc. (1)(5)	8,300	9/14/2006	110,224	0.2%
Tally-Ho Ventures (2)	160,000	5/26/2006	169,600	0.3%
Tally-Ho Ventures (2)	35,500	7/11/2006	37,630	0.1%
			583,929	1.0%

*	Non Income Producing Security
(1)	Fair valued security under procedures established by the Fund’s Board of Trustees. Total market value of fair valued securities as of December 31, 2006 is $12,925,493.
(2)

These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance to Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. This security is considered liquid by the investment advisor.

(3)	Represents a variable or increasing rate security. Rate disclosed is as of December 31, 2006.
(4)	Represents a step bond. Rate disclosed is as of December 31, 2006.
(5)	This security is considered illiquid by the investment advisor.
(6)	A Portion of this security has been segregated to be used as collateral for securities sold short.
(7)	Less than 0.05% of Total Net Assets.

ADR - American Depositary Receipt

PLC - Public Limited  Company

REIT - Real Estate Investment Trust

PNB - Permodalan Nasional Berhad

GBP - Pound Sterling

CHF - Swiss Franc

CN - Canadian Exchange

See Notes to Financial Statements

Country Breakdown as a Percentage of Net Assets

Argentina	0.3%
Australia	1.9%
Canada	3.4%
Cayman Islands	0.4%
China	0.3%
Denmark	0.1%
Finland	0.2%
France	0.0%
Germany	0.8%
Great Britain	2.2%
Hong Kong	3.0%
India	0.5%
Indonesia	0.7%
Ireland	0.4%
Italy	2.5%
Japan	4.6%
Malaysia	1.2%
Netherlands	1.1%
Norway	0.2%
Singapore	4.7%
South Korea	1.1%
Switzerland	0.6%
Taiwan	2.0%
Thailand	3.5%
United States	48.0%
Total Other Assets Less Liabilities	16.3%
Total Net Assets	100.0%

Schedule of Investments

Utopia Core Fund

Schedule of Investments, December 31, 2006 (Unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (50.6%)
Agriculture (0.3%)
Cresud SA - ADR	14,050	$245,875

Apparel (0.6%)
Ocean Sky Intl Ltd. (1)	3,840,000	449,909

Auto Manufacturers (0.5%)
Showa Aircraft Industry Co. Ltd. (1)	33,000	375,846

Banks (3.2%)
Idaho Trust Bancorp * (1)(5)	46,500	434,775
Mitsubishi UFJ Financial Group Inc. - ADR	58,500	728,325
Mizuho Financial Group (1)	62	442,244
National Bancshares Inc. *	130,000	305,500
The Shikoku Bank Ltd. * (1)	65,000	247,274
Southern National Bancorp of Virginia Inc. *	2,925	48,555
The Tokushima Bank Ltd. (1)	40,000	236,651
		2,443,324
Beverages (0.4%)
Diedrich Coffee Inc. *	51,350	189,481
Ten Ren Tea Co Ltd.	150,000	130,505
		319,986
Building Materials (1.3%)
Dynasty Ceramic PCL (1)	1,543,000	557,134
ENDO Lighting Corp. * (1)	52,000	473,711
		1,030,845
Chemicals (2.4%)
Arkema - ADR *	15	767
Chemical Co. of Malaysia Bhd	63,500	59,036
Korea Polyol Co Ltd. (1)	7,663	437,169
Meghmani Organics Ltd. (1)	2,530,000	527,032
US BioEnergy Corp. *	17,100	290,700
Yip’s Chemical Holdings Ltd. (1)	1,148,800	542,048
		1,856,752
Commercial Services (0.0%) (7)
Franklin Covey Co. *	5,300	36,994

Computers (1.0%)
Lenovo Group Ltd. (1)	1,260,000	511,302
Springsoft Inc. (1)	179,000	301,201
		812,503
Distribution-Wholesale (0.6%)
China Hong Kong Photo	4,194,000	442,138

Diversified Financial Services (1.2%)
Guoco Group Ltd.	23,000	283,867
Netbank Inc.	70,100	325,264
SinoPac Fin Holdings Co. (1)	645,000	345,026
		954,157
Electrical Components & Equipment (2.4%)
Enel SpA (1)	26,700	275,180
FINETEC Corp. * (1)	13,600	212,406
Merix Corp. *	29,850	277,307
Terna Rete Elettrica Nazionale SpA (1)	118,300	400,413
Vestas Wind Systems * (1)	4,000	168,339
Viridis Clean Energy Group (1)	621,111	458,208
Xantrex Technology Inc. CN *	1,950	13,912
Xantrex Technology Inc. *	2,515	17,932
		1,823,697
Energy-Alternate Sources (0.6%)
Plambeck Neue Energien AG * (1)	161,750	465,361

Engineering & Construction (0.9%)
CH. Karnchang PCL (1)	2,710,800	716,186

Entertainment (1.5%)
Major Cineplex Group (1)	85,600	40,232
Tally-Ho Ventures * (2)	398,000	421,880
TMS Entertainment Ltd. (1)	124,000	421,894
Toei Co. Ltd. * (1)	46,000	248,622
		1,132,628
Environmental Control (0.1%)
Sinomem Technology Ltd. (1)	110,000	71,354

Food (1.1%)
Fyffes PLC (1)	208,484	491,329
Galaxy Nutritional Foods Inc. *	39,268	20,420
Koninklijke Wessanen NV (1)	12,300	166,188
Tofutti Brands Inc. *	70,125	213,881
		891,818
Healthcare Products (0.2%)
STERIS Corp.	6,375	160,459

Holding Companies (2.9%)
Babcock & Brown Wind Partners (1)	340,000	461,100
Bousted Holdings Berhad	905,000	495,082
Chuang’s China Investments Ltd. (1)	5,700,000	320,970
Chuang’s Consortium International Ltd. (1)	3,052,000	261,910
Grubb & Ellis Realty Advisors Inc. *	3,728	23,486
Hotung Investment Holdings Ltd. * (1)	1,756,000	236,884
India Hospitality Corp. *	57,000	342,000
KPC Holdings *	2,277	78,226
		2,219,658
Insurance (3.1%)
21st Century Holding Co.	23,300	553,375
Financial Industries Corp. *	93,017	706,929
Jerneh Asia BHD	63,500	36,718
Kurnia Asia BHD	1,049,000	333,016
Panin Insurance Tbk PT * (1)	5,500,000	173,291
Panin Life Tbk PT * (1)	9,200,000	168,667
Singapore Reinsurance (1)	2,263,000	434,968
		2,406,964
Internet (2.5%)
CS Loxinfo PCL (1)	4,702,500	492,098
Earthlink Inc. *	73,475	521,672
Kintera Inc. *	488,000	610,000
Pacific Internet Ltd. *	36,850	342,705
		1,966,475

Leisure Time (0.7%)
California WOW Xperience PCL (1)	365,583	76,432
Ducati Motor Holdings * (1)	273,000	330,894
HIS Co. Ltd. (1)	6,000	146,656
		553,982
Machinery-Diversified (0.7%)
ATS Automation Tooling Systems Inc. *	30,700	293,798
Tsudakoma Corp. (1)	102,000	253,730
		547,528
Media (1.1%)
Mondo TV SpA * (1)	16,400	471,942
Siam Sport Syndicate PCL (1)	498,600	37,342
Wegener NV (1)	19,750	285,972
Workpoint Entertainment (1)	49,000	30,560
		825,816
Medical Information Systems (0.0%) (7)
Pro Medicus Ltd. (1)	12,000	12,679

Metal Fabrication-Hardware (0.1%)
Wah Seong Corp. Berha (1)	109,000	65,795

Mining (0.6%)
The Lanna Resources PCL (1)	733,800	238,575
Newmont Mining Corp.	5,700	257,355
		495,930
Miscellaneous Manufacturers (0.5%)
Cycle Country Accessories Corp. *	171,600	312,312
EganaGoldpfeil Ltd. (1)	158,000	89,281
		401,593
Oil Refining & Marketing (0.3%)
Neste Oil OYJ (1)	6,910	209,392

Oil&Gas (6.0%)
Crescent Point Energy Trust	21,600	325,996
Daylight Resources Trust	52,950	463,593
ENI SpA - ADR	6,175	415,454
Fairborne Energy Trust	39,800	356,652
Freehold Royalty Trust	32,700	415,287
Harvest Energy Trust	28,425	638,426
Paramount Energy Trust	58,450	621,515
PrimeWest Energy Trust	25,500	470,985
Singapore Petroleum Co. Ltd. (1)	103,000	292,423
Thai Oil Public Co. (1)	149,200	226,296
Transmeridian Exploration Inc. *	109,550	377,948
		4,604,575
Pharmaceuticals (1.0%)
C&O Pharmaceutical Technology Holdings Ltd. (1)	660,000	123,889
Eu Yan Sang International Ltd. (1)	5,000	2,247
Hua Han Bio-Pharmaceutical	312,000	106,296
Natrol Inc. *	279,200	575,152
		807,584
Real Estate (3.9%)
Amanah Harta Tanah PNB 2 (1)	778,974	103,289
Amanah Harta Tanah PNB	172,600	36,937
AVJennings Homes Ltd. (1)	500,000	438,679
Blackrock *	63,200	43,382
Glomac Bhd (1)	666,000	228,135
Grubb & Ellis Co. *	26,350	303,552
Hemaraj Land & Development (1)	15,039,000	389,996
Kawasan Industri Jababeka Tbk PT (1)	19,200,000	331,387
Rojana Industrial Park PCL (1)	773,500	313,810
Ticon Industrial (1)	1,025,300	534,374
Wheelock & Co Ltd. (1)	138,000	261,494
		2,985,035
REITS (0.4%)
MCO CR-REIT (1)	44,410	346,420

Retail (1.4%)
Doutor Coffee Co. Ltd. (1)	15,000	245,698
Food Junction Holdings (1)	1,218,000	492,521
Matsuzakaya Holdings Co. Ltd. *	47,000	333,330
		1,071,549
Software (2.7%)
Data Systems Consulting Co. Ltd. (1)	304,174	319,182
EPIQ Systems Inc. *	42,950	728,862
IBA Healthcare Ltd. (1)	394,800	399,048
iSOFT Group PLC (1)	475,000	525,473
Tose Co. Ltd. * (1)	9,200	115,737
		2,088,302
Telecommunications (2.3%)
Chunghwa Telecom Co. - ADR	8,000	157,840
Chunghwa Telecom Co. (1)	172,000	319,605
Fastweb (1)	7,950	453,583
Longcheer Holdings Ltd. (1)	415,000	339,360
Shin Corp Pub Co Ltd. (1)	648,000	487,610
		1,757,998
Toys-Games-Hobbies (1.1%)
Action Products International *	369,756	580,517
Tecmo Ltd. (1)	31,000	238,106
		818,623

Transportation (0.9%)
Sakai Moving Service Co. Ltd. * (1)	6,600	166,391
Singapore Post Ltd. (1)	736,000	521,666
		688,057

TOTAL COMMON STOCKS (IDENTIFIED COST $36,731,356)		39,103,787

INVESTMENT COMPANIES (0.3%)
Closed-end Funds (0.3%)
Labrador Iron Ore Royalty Income Fund	2,200	46,786
Ticon Property Fund (1)	807,600	213,715
		260,501

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $258,958)		260,501

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
CONVERTIBLE BONDS (1.5%)
Healthcare Products (0.4%)
Bausch & Lomb (3)	6.048%	08/01/2023	$245,000	$284,437

Insurance (0.1%)
Horace Mann Educators Corp. (4)	1.425%	05/14/2032	128,000	59,360

Mining (0.7%)
Placer Dome Inc.	2.750%	10/15/2023	405,000	554,344

Semiconductors (0.3%)
ASM International NV	4.250%	12/06/2011	230,000	261,625

TOTAL CONVERTIBLE BONDS (IDENTIFIED COST $1,119,620)				1,159,766

CORPORATE BONDS (1.5%)
Banks (0.8%)
Barclays Bank PLC (3)	5.318%	03/30/2007	105,000	104,516
Kreditanstalt fuer Wiederaufbau (3)	8.125%	11/16/2021	325,000	318,500
Rabobank Nederland (4)	4.250%	11/12/2008	170,000	165,639
				588,655
Cosmetics-Personal Care (0.0%) (7)
Procter & Gamble	4.750%	06/15/2007	45,000	44,924

Diversified Financial Services (0.4%)
Merrill Lynch & Co. Inc (3)	5.730%	03/24/2009	45,000	42,884
Toyota Motor Credit Corp. (3)	7.500%	10/31/2016	250,000	246,250
				289,134
Electrical Components & Equipment (0.2%)
Pacificorp	6.375%	05/15/2008	125,000	126,508

Finance-Investment Banking (0.3%)
BNP Paribas SA (3)	7.000%	10/26/2021	236,000	231,575

Foreign Corporate Bonds (0.5%)
Banks (0.3%)
Rabobank Nederland-GBP	4.625%	05/31/2012	102,000	193,120
Diversified Financial Services (0.2%)
General Electric Capital Corp.-CHF	3.875%	05/07/2014	220,000	192,912

TOTAL CORPORATE BONDS (IDENTIFIED COST $2,587,436)				1,666,828

GOVERNMENT BONDS (19.0%)
Foreign Bonds & Notes (3.0%)
Deutschland Inflation Linked	1.500%	04/15/2016	264,191	339,356
Singapore Government	2.188%	01/15/2009	775,000	519,122
Singapore Government	4.000%	09/01/2018	460,000	326,932
Singapore Government	3.250%	09/01/2020	495,000	325,955
Swiss Government	3.500%	08/07/2010	590,000	500,810
United Kingdom Gilt	4.000%	03/07/2009	136,000	259,932
				2,272,107

U.S. Treasury Bonds & Notes (16.0%)
U.S. Treasury Bond	13.250%	05/15/2014	2,445,000	2,905,252
U.S. Treasury Bond	10.625%	08/15/2015	500,000	707,265
U.S. Treasury Inflation Indexed Bond	4.250%	01/15/2010	3,000,075	3,157,579
U.S. Treasury Inflation Indexed Bond (6)	2.375%	01/15/2025	524,859	522,542
U.S. Treasury Inflation Indexed Bond	2.000%	01/15/2026	1,728,475	1,625,577
U.S. Treasury Inflation Indexed Note (6)	0.875%	04/15/2010	1,694,590	1,606,551
U.S. Treasury Inflation Indexed Note (6)	1.625%	01/15/2015	1,987,216	1,871,140
				12,395,906

TOTAL GOVERNMENT BONDS (IDENTIFIED COST $14,656,336)				14,668,013

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
REVERSE CONVERTIBLE BONDS (1.2%)
Gold Mining (0.4%)
Barclays Bank PLC - Meridian Gold	13.250%	09/28/2007	300,000	298,080

Metal - Aluminum (0.4%)
Barclays Bank PLC - Alcoa Inc.	9.000%	10/31/2007	300,000	296,310

Oil & Gass Drilling (0.2%)
Barclays Bank PLC - Diamond Offshore Drilling	13.000%	10/26/2007	175,000	175,595

Oil Comp - Integrated (0.2%)
Barclays Bank PLC - Marathon Oil Corp.	9.500%	11/30/2007	165,000	161,964

TOTAL REVERSE CONVERTIBLE BONDS (IDENTIFIED COST $944,086)				931,949

DESCRIPTION	SHARES	VALUE
PREFERRED STOCKS (1.0%)
Oil&Gas (0.3%)
GMX Resources Inc. *	10,300	$276,452

REITS (0.4%)
Trustreet Properties Inc. *	11,600	289,884

Software (0.3%)
Interactive Voice, Data, and Fax Inc. *(1)(5)	17,600	233,728

TOTAL PREFERRED STOCKS (IDENTIFIED COST $799,557)		800,064

	EXERCISE	EXPIRATION
DESCRIPTION	PRICE	DATE	CONTRACTS	VALUE
PURCHASED OPTIONS (0.6%)
Call Options (0.6%)
CBOE SPX Volatility *	$10.00	05/16/2007	850	$446,250

Put Options (0.0%) (7)
AvalonBay Communities Inc. *	125.00	01/20/2007	56	3,780
Big Lots Inc. *	20.00	04/21/2007	80	5,600
iShares MSCI Emerging Markets Index Fund *	100.00	01/20/2007	300	6,000
Regional Bank Holders *	150.00	01/20/2007	65	813
Regional Bank Holders *	155.00	02/14/2007	50	4,625
				20,818

TOTAL PURCHASED OPTIONS (IDENTIFIED COST $907,077)				467,068

DESCRIPTION	SHARES	VALUE
WARRANTS (0.1%)
Holding Companies (0.1%)
India Hospitality Corp. Warrants *	114,000	$96,900

Toys-Games-Hobbies (0.0%) (7)
Action Products International Warrants *(1)(5)	320	17

TOTAL WARRANTS (IDENTIFIED COST $39,900)		96,917

DESCRIPTION	SHARES	VALUE
MONEY MARKET (3.2%)
Northern Institutional Fund - Diversified Asset Portfolio	2,460,368	$2,460,368

TOTAL MONEY MARKET (IDENTIFIED COST $2,460,368)		2,460,368

TOTAL INVESTMENTS (79.7%) (IDENTIFIED COST $59,560,608)		61,615,261

TOTAL OTHER ASSETS LESS LIABILITIES (20.3%)		15,670,927

TOTAL NET ASSETS (100.0%)		$77,286,188

Schedule of Securities Sold Short

	Shares	Value
Apple Computer Inc. *	(6,550)	(555,702)
Cache Inc. *	(6,900)	(174,156)
Casual Male Retail Group Inc. *	(11,750)	(153,338)
Chicago Mercantile Exchange Holdings Inc.	(825)	(420,544)
China Life Insurance Co. Ltd. - ADR	(15,253)	(770,444)
E*Trade Financial Corp. *	(10,650)	(238,773)
General Motors Corp.	(10,300)	(316,416)
Goldman Sachs Group Inc.	(1,300)	(259,155)
Hewlett-Packard Co.	(4,200)	(172,998)
Home Depot Inc.	(4,350)	(174,696)
JC Penney Co. Inc.	(2,050)	(158,588)
Kohl’s Corp. *	(2,300)	(157,389)
Lazard Ltd.	(3,500)	(165,690)
Ltd. Brands Inc.	(5,200)	(150,488)
Piper Jaffray Cos *	(2,550)	(166,132)
Regional Bank Holders	(3,900)	(630,357)
TD Ameritrade Holding Corp.	(15,000)	(242,700)
Asia Tigers Fund Inc. *	(3,800)	(79,800)
iShares FTSE/Xinhua China 25 Index Fund	(5,200)	(579,540)
Morgan Stanley Eastern Europe Fund Inc. *	(2,300)	(91,632)
Retail HOLDRs Trust	(6,200)	(615,970)
Templeton Russia and Eastern European Fund Inc.	(3,300)	(288,090)
Vanguard Emerging Markets ETF	(1,000)	(77,390)

Total Securities Sold Short (Proceeds $6,274,581)		(6,639,988)

Schedule of Restricted and Illiquid Securities

Description	Principal Amount/Shares	Acquisition Date	Market Value	Value as a % of Net Assets

Action Products International Warrants *(1)(5)	320	1/10/2006	17	0.0%
Idaho Trust Bancorp (1)(5)	46,500	8/30/2006	434,775	0.6%
Interactive Voice, Data, and Fax Inc. (1)(5)	17,600	9/14/2006	233,728	0.3%
Tally-Ho Ventures (2)	185,000	5/26/2006	196,100	0.2%
Tally-Ho Ventures (2)	213,000	7/11/2006	225,780	0.3%
			1,090,383	1.4%

*	Non Income Producing Security
(1)	Fair valued security under procedures established by the Fund’s Board of Trustees. Total market value of fair valued securities as of December 31, 2006 is $23,480,051.
(2)

These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance to Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. This security is considered liquid by the investment advisor.

(3)	Represents a variable or increasing rate security. Rate disclosed is as of December 31, 2006.
(4)	Represents a step bond. Rate disclosed is as of December 31, 2006.
(5)	This security is considered illiquid by the investment advisor.
(6)	A Portion of this security has been segregated to be used as collateral for securities sold short.
(7)	Less than 0.05% of Total Net Assets.

ADR - American Depositary Receipt

PLC - Public Limited  Company

REIT - Real Estate Investment Trust

PNB - Permodalan Nasional Berhad

GBP - Pound Sterling

CHF - Swiss Franc

CN - Canadian Exchange

See Notes to Financial Statements

Country Breakdown as a Percentage of Net Assets

Argentina	0.3%
Australia	2.3%
Canada	4.0%
Cayman Islands	0.6%
Denmark	0.2%
Finland	0.3%
France	0.0%
Germany	1.0%
Great Britain	2.4%
Hong Kong	3.0%
India	0.7%
Indonesia	0.9%
Ireland	0.7%
Italy	3.0%
Japan	6.0%
Malaysia	1.8%
Netherlands	1.2%
Singapore	5.5%
South Korea	1.4%
Switzerland	0.6%
Taiwan	2.3%
Thailand	5.6%
United States	32.7%
Total Other Assets Less Liabilities	23.5%
Total Net Assets	100.0%

Schedule of Investments
Utopia Growth Fund

Schedule of Investments. December 31, 2006 (Unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (63.7%)
Agriculture (0.4%)
Cresud SA - ADR	5,350	$93,625

Apparel (0.8%)
Ocean Sky Intl Ltd. (1)	1,550,000	181,604

Auto Manufacturers (0.5%)
Showa Aircraft Industry Co. Ltd. (1)	11,000	125,282

Banks (3.6%)
Idaho Trust Bancorp * (1)(5)	18,000	168,300
Mitsubishi UFJ Financial Group Inc. - ADR	20,100	250,245
Mizuho Financial Group (1)	18	128,394
National Bancshares Inc. *	47,000	110,450
The Shikoku Bank Ltd. * (1)	24,000	91,301
Southern National Bancorp of Virginia Inc. *	1,050	17,430
The Tokushima Bank Ltd. (1)	15,000	88,744
		854,864
Beverages (0.6%)
Diedrich Coffee Inc. *	19,950	73,616
Ten Ren Tea Co Ltd.	69,000	60,032
		133,648
Building Materials (1.9%)
Dynasty Ceramic PCL (1)	780,000	281,636
ENDO Lighting Corp. * (1)	19,000	173,087
		454,723
Chemicals (3.0%)
Arkema - ADR *	5	256
Chemical Co. of Malaysia Bhd	69,200	64,335
Korea Polyol Co Ltd. (1)	2,778	158,483
Meghmani Organics Ltd. (1)	1,006,500	209,667
US BioEnergy Corp. *	6,500	110,500
Yip’s Chemical Holdings Ltd. (1)	399,200	188,358
		731,599
Commercial Services (0.1%)
Franklin Covey Co. *	1,825	12,738

Computers (1.2%)
Lenovo Group Ltd. (1)	420,000	170,434
Springsoft Inc. (1)	67,000	112,740
		283,174
Distribution-Wholesale (0.6%)
China Hong Kong Photo	1,430,000	150,753

Diversified Financial Services (1.7%)
Guoco Group Ltd.	9,000	111,078
Netbank Inc.	27,200	126,208
SinoPac Fin Holdings Co. (1)	303,000	162,082
		399,368
Electrical Components & Equipment (3.1%)
Enel SpA (1)	8,900	91,727
FINETEC Corp. * (1)	5,000	78,090
iRevo Inc. * (1)	37,000	98,431
Merix Corp. *	11,250	104,513
Terna Rete Elettrica Nazionale SpA (1)	38,800	131,327
Vestas Wind Systems * (1)	1,800	75,752
Viridis Clean Energy Group (1)	205,111	151,315
Xantrex Technology Inc. CN *	700	4,994
Xantrex Technology Inc. *	1,035	7,380
		743,529
Energy-Alternate Sources (0.7%)
Plambeck Neue Energien AG * (1)	56,950	163,847

Engineering & Construction (1.2%)
CH. Karnchang PCL (1)	1,122,400	296,535

Entertainment (1.7%)
Major Cineplex Group (1)	21,600	10,152
Tally-Ho Ventures * (2)	161,000	170,660
TMS Entertainment Ltd. (1)	42,000	142,899
Toei Co. Ltd. * (1)	17,000	91,882
		415,593
Environmental Control (0.1%)
Sinomem Technology Ltd. (1)	37,000	24,001

Food (1.9%)
Fyffes PLC (1)	80,300	189,241
Galaxy Nutritional Foods Inc. *	250,352	130,183
Koninklijke Wessanen NV (1)	4,900	66,205
Tofutti Brands Inc. *	26,900	82,045
		467,674
Healthcare Products (0.2%)
STERIS Corp.	2,400	60,408

Holding Companies (3.6%)
Babcock & Brown Wind Partners (1)	117,500	159,351
Bousted Holdings Berhad	374,200	204,707
Chuang’s China Investments Ltd. (1)	2,511,000	141,396
Chuang’s Consortium International Ltd. (1)	1,100,000	94,397
Grubb & Ellis Realty Advisors Inc. *	945	5,954
Hotung Investment Holdings Ltd. * (1)	696,000	93,890
India Hospitality Corp. *	23,500	141,000
KPC Holdings *	852	29,270
		869,965
Insurance (4.1%)
21st Century Holding Co.	7,925	188,219
Financial Industries Corp. *	47,357	359,913
Jerneh Asia BHD	24,500	14,167
Kurnia Asia BHD	394,000	125,079
Panin Insurance Tbk PT * (1)	2,300,000	72,467
Panin Life Tbk PT * (1)	3,800,000	69,667
Singapore Reinsurance (1)	826,000	158,764
		988,276
Internet (3.4%)
CS Loxinfo PCL (1)	1,891,500	197,938
Earthlink Inc. *	28,525	202,527
Kintera Inc. *	222,000	277,500
Pacific Internet Ltd. *	14,450	134,385
		812,350

Leisure Time (0.9%)
California WOW Xperience PCL (1)	136,262	28,488
Ducati Motor Holdings * (1)	104,000	126,055
HIS Co. Ltd. (1)	2,200	53,774
		208,317
Machinery-Diversified (1.0%)
ATS Automation Tooling Systems Inc. *	13,300	127,280
Tsudakoma Corp. (1)	46,000	114,428
		241,708
Media (1.3%)
Mondo TV SpA * (1)	6,430	185,036
Siam Sport Syndicate PCL (1)	214,000	16,027
Wegener NV (1)	7,700	111,493
Workpoint Entertainment (1)	18,000	11,226
		323,782
Medical Information Systems (0.0%) (7)
Pro Medicus Ltd. (1)	5,000	5,283

Metal Fabrication-Hardware (0.1%)
Wah Seong Corp. Berha (1)	47,100	28,431

Mining (0.8%)
The Lanna Resources PCL (1)	278,400	90,514
Newmont Mining Corp.	2,050	92,558
		183,072
Miscellaneous Manufacturers (0.8%)
Cycle Country Accessories Corp. *	87,725	159,660
EganaGoldpfeil Ltd. (1)	62,000	35,034
		194,694
Oil Refining & Marketing (0.3%)
Neste Oil OYJ (1)	2,150	65,151

Oil&Gas (6.6%)
Crescent Point Energy Trust	6,200	93,573
Daylight Resources Trust	16,500	144,463
ENI SpA - ADR	1,700	114,376
Fairborne Energy Trust	11,800	105,741
Freehold Royalty Trust	9,800	124,459
Harvest Energy Trust	10,525	236,391
Paramount Energy Trust	23,275	247,490
PrimeWest Energy Trust	9,600	177,312
Singapore Petroleum Co. Ltd. (1)	38,000	107,884
Thai Oil Public Co. (1)	63,900	96,919
Transmeridian Exploration Inc. *	38,700	133,515
		1,582,123
Pharmaceuticals (1.4%)
C&O Pharmaceutical Technology Holdings Ltd. (1)	248,000	46,552
Hua Han Bio-Pharmaceutical	204,000	69,501
Natrol Inc. *	108,900	224,334
		340,387
Real Estate (4.5%)
Amanah Harta Tanah PNB 2 (1)	325,600	43,173
Amanah Harta Tanah PNB	39,300	8,410
AVJennings Homes Ltd. (1)	171,888	150,808
Blackrock *	32,200	22,103
Glomac Bhd (1)	316,000	108,244
Grubb & Ellis Co. *	10,100	116,352
Hemaraj Land & Development (1)	5,119,200	132,753
Kawasan Industri Jababeka Tbk PT (1)	6,880,000	118,747
Rojana Industrial Park PCL (1)	308,100	124,997
Ticon Industrial (1)	316,100	164,747
Wheelock & Co Ltd. (1)	53,000	100,429
		1,090,763
REITS (0.5%)
MCO CR-REIT (1)	15,680	122,312

Retail (1.9%)
Doutor Coffee Co. Ltd. (1)	5,600	91,727
Food Junction Holdings (1)	488,000	197,332
Matsuzakaya Holdings Co. Ltd. *	22,000	156,027
		445,086
Software (4.1%)
Data Systems Consulting Co. Ltd. (1)	118,516	124,364
EPIQ Systems Inc. *	15,700	266,429
IBA Healthcare Ltd. (1)	172,200	174,053
iSOFT Group PLC (1)	210,000	232,315
SmartPros Ltd. *	34,800	140,940
Tose Co. Ltd. * (1)	3,500	44,030
		982,131
Telecommunications (2.9%)
Chunghwa Telecom Co. - ADR	1,900	37,487
Chunghwa Telecom Co. (1)	80,000	148,654
Fastweb (1)	3,350	191,132
Longcheer Holdings Ltd. (1)	160,000	130,838
Shin Corp Pub Co Ltd. (1)	246,800	185,713
		693,824
Toys-Games-Hobbies (1.3%)
Action Products International *	149,735	235,084
Tecmo Ltd. (1)	11,500	88,330
		323,414

Transportation (0.9%)
Sakai Moving Service Co. Ltd. * (1)	2,525	63,657
Singapore Post Ltd. (1)	216,000	153,098
		216,755

TOTAL COMMON STOCKS (IDENTIFIED COST $14,370,989)		15,310,789

INVESTMENT COMPANIES (0.3%)
Closed-end Funds (0.3%)
Labrador Iron Ore Royalty Income Fund	700	14,886
Ticon Property Fund (1)	232,600	61,553
		76,439

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $75,916)		76,439

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
CONVERTIBLE BONDS (1.7%)
Healthcare Products (0.3%)
Bausch & Lomb (3)	6.048%	08/01/2023	$75,000	$87,073

Insurance (0.1%)
Horace Mann Educators Corp. (4)	1.425%	05/14/2032	37,000	17,159

Mining (0.7%)
Placer Dome Inc.	2.750%	10/15/2023	120,000	164,250

Semiconductors (0.6%)
ASM International NV	4.250%	12/06/2011	125,000	142,187

TOTAL CONVERTIBLE BONDS (IDENTIFIED COST $390,919)				410,669

CORPORATE BONDS (0.7%)
Banks (0.2%)
Rabobank Nederland (4)	4.250%	11/12/2008	50,000	48,718
				48,718
Foreign Corporate Bonds (0.5%)
Banks (0.3%)
Rabobank Nederland-GBP	4.625%	05/31/2012	30,000	56,800
Diversified Financial Services (0.2%)
General Electric Capital Corp.-CHF	3.875%	05/07/2014	60,000	52,612

TOTAL CORPORATE BONDS (IDENTIFIED COST $150,590)				158,130

GOVERNMENT BONDS (5.0%)
Foreign Bonds & Notes (3.2%)
Deutschland Inflation Linked	1.500%	04/15/2016	86,370	110,944
Singapore Government	4.375%	01/15/2009	270,000	180,855
Singapore Government	4.000%	09/01/2018	140,000	99,501
Singapore Government	3.250%	09/01/2020	150,000	98,774
Swiss Government	3.500%	08/07/2010	205,000	174,010
United Kingdom Gilt	4.000%	03/07/2009	48,000	91,741
				755,825
U.S. Treasury Bonds & Notes (1.8%)
U.S. Treasury Inflation Indexed Bond	2.000%	01/15/2026	335,528	315,553
U.S. Treasury Inflation Indexed Note (6)	0.875%	04/15/2010	10,658	10,104
U.S. Treasury Inflation Indexed Note (6)	1.625%	01/15/2015	121,558	114,458
				440,115

TOTAL GOVERNMENT BONDS (IDENTIFIED COST $1,168,414)				1,195,940

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
REVERSE CONVERTIBLE BONDS (0.8%)
Gold Mining (0.4%)
Barclays Bank PLC - Meridian Gold	13.250%	09/28/2007	100,000	99,360

Metal - Aluminum (0.4%)
Barclays Bank PLC - Alcoa Inc.	9.000%	10/31/2007	90,000	88,893

TOTAL REVERSE CONVERTIBLE BONDS (IDENTIFIED COST $190,708)				188,253

DESCRIPTION	SHARES	VALUE
PREFERRED STOCKS (0.7%)
REITS (0.3%)
Innkeepers USA Trust *	20	$504
Trustreet Properties Inc. *	3,000	74,970
		75,474
Software (0.4%)
Interactive Voice, Data, and Fax Inc. * (1)(5)	6,726	89,321

TOTAL PREFERRED STOCKS (IDENTIFIED COST $172,088)		164,795

	EXERCISE			EXPIRATION
DESCRIPTION	PRICE	DATE	CONTRACTS	VALUE
PURCHASED OPTIONS (0.9%)
Call Options (0.9%)
CBOE SPX Volatility *	$10.00	05/16/2007	405	$212,625

Put Options (0.0%) (7)
AvalonBay Communities Inc. *	125.00	01/20/2007	26	1,755
Big Lots Inc. *	20.00	04/21/2007	40	2,800
iShares MSCI Emerging Markets Index Fund *	100.00	01/20/2007	150	3,000
Regional Bank Holders *	150.00	01/20/2007	40	500
Regional Bank Holders *	155.00	02/14/2007	30	2,775
				10,830

TOTAL PURCHASED OPTIONS (IDENTIFIED COST $447,265)				223,455

DESCRIPTION	SHARES	VALUE
WARRANTS (0.2%)
Holding Companies (0.2%)
India Hospitality Corp. Warrants *	47,000	$39,950

Toys-Games-Hobbies (0.0%) (7)
Action Products International Warrants * (1)(5)	425	23

TOTAL WARRANTS (IDENTIFIED COST $16,450)		39,973

DESCRIPTION	SHARES	VALUE
MONEY MARKET (3.7%)
Northern Institutional Fund - Diversified Asset Portfolio	877,326	$877,326

TOTAL MONEY MARKET (IDENTIFIED COST $877,326)		877,326

TOTAL INVESTMENTS (77.7%) (IDENTIFIED COST $17,860,665)		18,645,769

TOTAL OTHER ASSETS LESS LIABILITIES (22.3%)		5,374,893

TOTAL NET ASSETS (100.0%)		$24,020,662

Schedule of Securities Sold Short

	Shares	Value
Apple Computer Inc. *	(3,250)	(275,730)
Cache Inc. *	(2,900)	(73,196)
Casual Male Retail Group Inc. *	(4,900)	(63,945)
Chicago Mercantile Exchange Holdings Inc.	(450)	(229,388)
China Life Insurance Co. Ltd. - ADR	(6,160)	(311,141)
E*Trade Financial Corp. *	(4,800)	(107,616)
General Motors Corp.	(4,500)	(138,240)
Goldman Sachs Group Inc.	(575)	(114,626)
Hewlett-Packard Co.	(1,800)	(74,142)
Home Depot Inc.	(1,900)	(76,304)
JC Penney Co. Inc.	(850)	(65,756)
Kohl’s Corp. *	(1,050)	(71,852)
Lazard Ltd.	(1,500)	(71,010)
Ltd. Brands Inc.	(2,200)	(63,668)
Piper Jaffray Cos *	(1,100)	(71,665)
Regional Bank Holders	(1,550)	(250,526)
TD Ameritrade Holding Corp.	(6,750)	(109,215)
Asia Tigers Fund Inc. *	(2,500)	(52,500)
iShares FTSE/Xinhua China 25 Index Fund	(2,100)	(234,045)
Morgan Stanley Eastern Europe Fund Inc. *	(2,300)	(91,632)
Retail HOLDRs Trust	(2,400)	(238,440)
Templeton Russia and Eastern European Fund Inc.	(1,300)	(113,490)
Vanguard Emerging Markets ETF	(400)	(30,956)

Total Securities Sold Short (Proceeds $2,786,540)		(2,929,083)

Schedule of Restricted and Illiquid Securities

Description	Principal Amount/Shares	Acquisition Date	Market Value	Value as a % of Net Assets

Action Products International Warrants *(1)(5)	425	1/10/2006	23	0.0%
Idaho Trust Bancorp (1)(5)	18,000	8/30/2006	168,300	0.7%
Interactive Voice, Data, and Fax Inc. (1)(5)	6,726	9/14/2006	89,321	0.4%
Tally-Ho Ventures (2)	100,000	5/26/2006	106,000	0.4%
Tally-Ho Ventures (2)	61,000	7/11/2006	64,660	0.3%
			428,281	1.8%

*	Non Income Producing Security
(1)	Fair valued security under procedures established by the Fund’s Board of Trustees. Total market value of fair valued securities as of December 31, 2006 is $9,004,031.
(2)

These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance to Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. This security is considered liquid by the investment advisor.

(3)	Represents a variable or increasing rate security. Rate disclosed is as of December 31, 2006.
(4)	Represents a step bond. Rate disclosed is as of December 31, 2006.
(5)	This security is considered illiquid by the investment advisor.
(6)	A Portion of this security has been segregated to be used as collateral for securities sold short.
(7)	Less than 0.05% of Total Net Assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
PNB - Permodalan Nasional Berhad
GBP - Pound Sterling
CHF - Swiss Franc
CN - Canadian Exchange

See Notes to Financial Statements

Country Breakdown as a Percentage of Net Assets

Argentina	0.4%
Australia	2.7%
Canada	4.3%
Cayman Islands	0.7%
Denmark	0.3%
Finland	0.3%
France	0.0%
Germany	1.1%
Great Britain	2.1%
Hong Kong	3.7%
India	0.9%
Indonesia	1.1%
Ireland	0.9%
Italy	3.5%
Japan	7.1%
Malaysia	2.5%
Netherlands	1.6%
Singapore	6.3%
South Korea	2.0%
Switzerland	0.7%
Taiwan	3.1%
Thailand	7.1%
United States	21.6%
Total Other Assets Less Liabilities	26.0%
Total Net Assets	100.0%

UTOPIA FUNDS

NOTES T0 SCHEDULE OF INVESTMENTS

December 31, 2006 (Unaudited)

1. ORGANIZATION

Utopia Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on May 23, 2005 as a Delaware statutory trust pursuant to a Declaration of Trust governed by the laws of the State of Delaware. The Trust currently offers shares of beneficial interest (“shares”) of the Utopia Growth Fund, Utopia Core Fund, Utopia Core Conservative Fund, and the Utopia Yield Income Fund (the “Funds”). The Funds are non-diversified with an investment objective to seek long-term absolute total return. The Declaration of Trust permits the Trustees to create additional funds and classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Security Valuation:  A Fund’s net asset value (“NAV”) per share is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m. Eastern time, on each day when the NYSE is open for trading. The Funds do not price their shares on days when the NYSE is closed for trading. When net asset value is computed, quotations of foreign securities in foreign currencies are converted into the U.S. dollar equivalents at the prevailing market rates. Trading in securities on exchanges and over-the-counter markets in Europe and Asia is normally completed at various times prior to the current closing time of the NYSE. Trading on foreign exchanges may not take place on every day that the NYSE is open. Conversely, trading in various foreign markets may take place on days when the NYSE is not open and on other days when net asset value is not calculated. Consequently, calculation of the net asset value for a Fund may not occur at the same time as determination of the most current market prices of the securities included in the calculation, and the value of the net assets held by the Fund may be significantly affected on days when shares are not available for purchase or redemption.

Domestic Equity Securities:  The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Fixed-Income Securities:  Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. The value assigned to a security by a pricing service is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. There is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Other Securities and Assets:  Other securities, and all other assets, including securities for which a market price is not available or the value of which is materially affected by a valuation event which occurred prior to the time when net asset value is computed, are valued at a fair value as determined in good faith by the Board of Trustees, or under the direction of the Board of Trustees, and in accordance with the Funds’ valuation procedures or by the Funds’ pricing committee (which is comprised of employees of the Adviser) and/or the boards under the supervision of the Board of Trustees and in accordance with the Funds’ valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Foreign Equity Securities:  Foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade. The Funds’ accounting services provider will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of regular trading on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct the accounting services provider when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sale price (or the latest bid price) and there is no guarantee that a fair valued security will be sold at the price at which a fund is carrying the security.

Futures Contracts: The Funds will use such instruments for the purpose of speculation, bona fide hedging or risk management purposes. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Funds may buy and sell stock index futures contracts, interest rate futures contracts, currency futures and other commodity futures. The Fund may also buy or write put or call options on these futures contracts.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund periodically.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. As of December 31, 2006, the Funds did not have any futures contracts.

Options:  The Funds may write put and call options for speculative or bona fide hedging or risk management purposes. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. As of December 31, 2006, the Funds did not have written options.

The Funds may also purchase put and call options. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. As of December 31, 2006, the Utopia Growth Fund, Utopia Core Fund, Utopia Core Conservative Fund, and Utopia Yield Income Fund did have purchased options.

Swap Agreements:  The Funds may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements and related caps, floors, and collars. The Funds will use such instruments for the purpose of speculation, bona fide hedging or risk management purposes. Swap agreements are two party contracts in which the parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of particular securities or securities representing a particular index. Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the Counterparty is obligated to pay the amount of any net depreciation. A Fund records an increase or decrease to realized gain (loss), in the amount due to or owed by the Fund at termination or settlement. As of December 31, 2006, the Funds did not have any swap agreements.

Short Sales:  Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. As of December 31, 2006, the Utopia Growth Fund, Utopia Core Fund,Utopia Core Conservative Fund, and Utopia Yield Income Fund had securities sold short.

Securities Lending. Each Fund may seek additional income at times by lending its portfolio securities up to 33 1/3% of its total assets to broker-dealers and financial institutions provided that:  (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed the maximum permitted under the 1940 Act. Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the Adviser of the borrower’s financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding. As of December 31, 2006, the Funds did not have any securities on loan.

Warrants:  The Funds may invest in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein). As of December 31, 2006, the Utopia Growth Fund, Utopia Core Fund, Utopia Core Conservative Fund, and Utopia Yield Income Fund held warrants.

Use of Estimates:  The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes:  Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. Each Fund is not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders:  Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded by the Funds on the ex-dividend date.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by a Fund.

The components of distributable earnings on a tax basis will not be known until year end when classifications of distributions is known.

3. Unrealized Appreciation and Depreciation on Investments

At December 31, 2006, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Utopia	Utopia
	Growth Fund	Core Fund
Gross appreciation (excess of value over tax cost)	$1,733,999	$4,338,661
Gross depreciation (excess of tax cost over value)	(965,799)	(2,321,391)
Net unrealized appreciation	$768,200	$2,017,270
Cost of investments for income tax purposes	$17,000,243	$57,137,623

	Utopia	Utopia
	Core Conservative Fund	Yield Income Fund
Gross appreciation (excess of value over tax cost)	$2,522,124	$786,773
Gross depreciation (excess of tax cost over value)	(1,384,578)	(479,748)
Net unrealized appreciation	$1,137,546	$307,025
Cost of investments for income tax purposes	$45,914,761	$16,594,528

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTOPIA FUNDS

By:	/s/ Paul Sutherland
Paul Sutherland
President (Principal Executive Officer)

Date:	March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul Sutherland
Paul Sutherland
President (Principal Executive Officer)

Date:	March 1, 2007

By:	/s/ Jonathan Mohrhardt
Jonathan Mohrhardt
Treasurer (Principal Financial Officer)

Date:	March 1, 2007

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